Shareholder Fees - FidelityFlexConservativeIncomeMunicipalBondFund-PRO	Mar. 01, 2025 USD ($)
FidelityFlexConservativeIncomeMunicipalBondFund-PRO | Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none